Short-Term and Long-Term Loans	12 Months Ended
Dec. 31, 2013
Short-Term and Long-Term Loans
11.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Short-term loans	270,670	90,000

Long-term loans	80,750	180,750

Short-term loans outstanding as of December 31, 2012 and 2013 represent US$ denominated bank borrowings of US$270,670 and US$90,000, respectively, obtained from financial institutions in Singapore and Hong Kong. These bank borrowings are secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$296,023 and US$99,601 as of December 31, 2012 and 2013, respectively. Pledged deposits amounting to US$83,797 (2012: nil) and US$15,804 (2012: US$296,023) were classified as “restricted cash, current” and “restricted cash, non-current” on the consolidated balance sheets as of December 31, 2013. The short-term bank borrowings are repayable on demand and bear interest rates ranging from London InterBank Offered Rate (“LIBOR”) plus 2.5% to LIBOR plus 2.7%.

Long-term loans outstanding as of December 31, 2012 and 2013 represent four and six US$ denominated bank borrowings with an aggregate amount of US$80,750 and US$180,750, respectively, obtained from financial institutions in the United States, which will be due in the third quarter of 2015 and 2016. These bank borrowings are secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$95,393 and US$208,235 as of December 31, 2012 and 2013, respectively. These pledged deposits are classified as “restricted cash, non-current” on the consolidated balance sheets. The long-term bank borrowings are repayable on demand if the Group is not in compliance with certain covenants and provisions stipulated in the loan agreements and bear interest rates ranging from LIBOR plus 1.7% to LIBOR plus 2.6%.

The Group repaid short-term borrowings of US180,670 during the year ended December 31, 2013. However, due to administrative delays in releasing the RMB denominated pledged deposits by the respective financial institutions in the PRC, bank deposits of US$172,120 and US$33,460 remained classified as “restricted cash, current” and “restricted cash, non-current”, respectively, on the consolidated balance sheets as of December 31, 2013. The Group has undrawn lines of credit with various financial institutions of nil and US$187,670 as of December 31, 2012 and 2013, respectively.